Fair Value Measurements - Monte Carlo (Details)	Mar. 31, 2022 $ / shares Y	Dec. 31, 2021	Dec. 31, 2021 Y	Dec. 31, 2021 $ / shares	Dec. 02, 2020
Risk-free interest rate | Initial Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input					1.20
Risk-free interest rate | Subsequent Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	2.40	1.20
Expected term remaining (years) | Initial Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input					5.00
Expected term remaining (years) | Subsequent Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	4.60	4.80	4.80
Expected volatility | Initial Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input					20.2
Expected volatility | Subsequent Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	55.0	31.4
Stock price | Initial Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input					9.62
Stock price | Subsequent Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	2.36			7.41